UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200 Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Bruce Bond Innovator ETFs Trust II (formerly, Elkhorn ETF Trust) 120 N Hale Street, Suite 200 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

EXPLANATORY NOTE: This Form N-Q filing covers the Innovator Lunt Low Vol/High Beta Tactical ETF.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

December 31, 2018 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.6%
Aerospace & Defense—0.8%
United Technologies Corp.	9,611	$1,023,379

Banks—1.9%
People's United Financial, Inc.	86,205	1,243,938
US Bancorp	25,998	1,188,109
Total Banks		2,432,047
Beverages—2.3%
Coca-Cola Co. (The)	35,549	1,683,245
PepsiCo, Inc.	12,582	1,390,060
Total Beverages		3,073,305
Capital Markets—2.9%
CME Group, Inc.	6,779	1,275,266
Intercontinental Exchange, Inc.	15,912	1,198,651
Nasdaq, Inc.	15,485	1,263,111
Total Capital Markets		3,737,028
Chemicals—2.2%
Air Products & Chemicals, Inc.	8,894	1,423,485
Ecolab, Inc.	10,048	1,480,573
Total Chemicals		2,904,058
Commercial Services & Supplies—3.2%
Republic Services, Inc.	21,386	1,541,717
Rollins, Inc.	31,054	1,121,049
Waste Management, Inc.	16,501	1,468,424
Total Commercial Services & Supplies		4,131,190
Communications Equipment—0.9%
Motorola Solutions, Inc.	9,986	1,148,789

Distributors—1.0%
Genuine Parts Co.	13,048	1,252,869

Electric Utilities—12.3%
Alliant Energy Corp.	33,259	1,405,193
American Electric Power Co., Inc.	20,118	1,503,619
Duke Energy Corp.	18,257	1,575,579
Entergy Corp.	16,602	1,428,934
Evergy, Inc.	25,378	1,440,709
Eversource Energy	21,864	1,422,034
Exelon Corp.	34,697	1,564,835
NextEra Energy, Inc.	8,735	1,518,318
Pinnacle West Capital Corp.	16,323	1,390,720
Southern Co. (The)	29,841	1,310,617

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

Investments	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	30,082	$1,482,140
Total Electric Utilities		16,042,698
Electrical Equipment—0.9%
AMETEK, Inc.	17,462	1,182,177

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A	15,110	1,224,212

Equity Real Estate Investments—18.6%
Alexandria Real Estate Equities, Inc.	10,656	1,227,997
Apartment Investment & Management Co., Class A	32,352	1,419,606
AvalonBay Communities, Inc.	8,263	1,438,175
Boston Properties, Inc.	10,543	1,186,615
Crown Castle International Corp.	11,460	1,244,900
Duke Realty Corp.	47,143	1,221,004
Equity Residential	21,472	1,417,367
Essex Property Trust, Inc.	5,097	1,249,835
Extra Space Storage, Inc.	14,761	1,335,575
Federal Realty Investment Trust	10,224	1,206,841
Mid-America Apartment Communities, Inc.	13,762	1,317,023
Prologis, Inc.	18,423	1,081,798
Public Storage	6,802	1,376,793
Realty Income Corp. REIT	22,780	1,436,051
Regency Centers Corp.	20,406	1,197,424
Simon Property Group, Inc.	6,811	1,144,180
SL Green Realty Corp.	15,026	1,188,256
UDR, Inc.	35,080	1,389,870
Vornado Realty Trust	19,928	1,236,134
Total Equity Real Estate Investments		24,315,444
Food & Staples Retailing—0.9%
Costco Wholesale Corp.	5,527	1,125,905

Food Products—2.7%
Archer-Daniels-Midland Co.	29,164	1,194,849
McCormick & Co., Inc.	8,383	1,167,249
Mondelez International, Inc., Class A	30,741	1,230,562
Total Food Products		3,592,660
Health Care Equipment & Supplies—3.8%
Abbott Laboratories	17,440	1,261,435
Danaher Corp.	12,906	1,330,867
Medtronic PLC	13,505	1,228,415
Stryker Corp.	7,477	1,172,020

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

Investments	Shares	Value
Health Care Equipment & Supplies (continued)
Total Health Care Equipment & Supplies		$4,992,737
Health Care Providers & Services—1.5%
Humana, Inc.	3,762	1,077,738
Laboratory Corp. of America Holdings*	7,358	929,757
Total Health Care Providers & Services		2,007,495
Hotels, Restaurants & Leisure—1.9%
McDonald's Corp.	6,768	1,201,794
Yum! Brands, Inc.	14,324	1,316,662
Total Hotels, Restaurants & Leisure		2,518,456
Household Durables—0.9%
Garmin Ltd.	19,223	1,217,200

Household Products—2.0%
Colgate-Palmolive Co.	20,326	1,209,804
Procter & Gamble Co. (The)	14,897	1,369,332
Total Household Products		2,579,136
Industrial Conglomerates—1.0%
Honeywell International, Inc.	9,511	1,256,593

Insurance—12.7%
Aflac, Inc.	32,522	1,481,702
Allstate Corp. (The)	14,205	1,173,759
Aon PLC	8,953	1,301,408
Arthur J Gallagher & Co.	18,551	1,367,209
Chubb Ltd.	11,024	1,424,080
Cincinnati Financial Corp.	15,275	1,182,591
Hartford Financial Services Group, Inc. (The)	27,615	1,227,487
Loews Corp.	29,799	1,356,450
Marsh & McLennan Cos., Inc.	16,580	1,322,255
Progressive Corp. (The)	17,373	1,048,113
Torchmark Corp.	15,479	1,153,650
Travelers Cos., Inc. (The)	10,299	1,233,305
Willis Towers Watson PLC	8,389	1,273,954
Total Insurance		16,545,963
IT Services—3.9%
Automatic Data Processing, Inc.	8,434	1,105,866
Fidelity National Information Services, Inc.	13,116	1,345,046
Fiserv, Inc.*	17,883	1,314,222
Paychex, Inc.	19,804	1,290,230
Total IT Services		5,055,364
Multi-Utilities—8.9%
Ameren Corp.	21,543	1,405,250
CenterPoint Energy, Inc.	49,456	1,396,143

See accompanying Notes to Schedule of Investments.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

Investments	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	30,982	$1,538,256
Consolidated Edison, Inc.	19,666	1,503,662
Dominion Energy, Inc.	20,802	1,486,511
DTE Energy Co.	12,760	1,407,428
Public Service Enterprise Group, Inc.	27,071	1,409,046
WEC Energy Group, Inc.	22,399	1,551,355
Total Multi-Utilities		11,697,651
Oil, Gas & Consumable Fuels—0.8%
Exxon Mobil Corp.	16,094	1,097,450

Pharmaceuticals—4.0%
Eli Lilly & Co.	11,239	1,300,577
Johnson & Johnson	9,589	1,237,460
Merck & Co., Inc.	17,564	1,342,065
Pfizer, Inc.	31,790	1,387,634
Total Pharmaceuticals		5,267,736
Professional Services—1.9%
IHS Markit Ltd.*	27,326	1,310,828
Verisk Analytics, Inc.*	11,120	1,212,525
Total Professional Services		2,523,353
Real Estate Management & Development—0.9%
CBRE Group, Inc., Class A*	28,940	1,158,758

Software—1.1%
Citrix Systems, Inc.	13,955	1,429,829

Specialty Retail—1.7%
Home Depot, Inc. (The)	6,708	1,152,569
TJX Cos., Inc. (The)	22,721	1,016,537
Total Specialty Retail		2,169,106
Water Utilities—1.1%
American Water Works Co., Inc.	16,111	1,462,395

Total Investments—99.6% (Cost $134,062,801)		$130,164,983
Other Assets in Excess of Liabilities—0.4%		487,224
Net Assets—100.0%		$130,652,207

* Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$14,921,910	$–	$–	$14,921,910
Money Market Fund	28,130	–	–	28,130
Total	$14,950,040	$–	$–	$14,950,040

As of December 31, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

1.	ORGANIZATION

The Innovator ETFs Trust II (the "Trust"), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Innovator Lunt Low Vol/High Beta Tactical ETF, (the "Fund") is presented herein.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies".

2.	SECURITIES VALUATION

Investment Valuation:

The Fund calculates its net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value the Adviser determines the price of the security held by the Fund based on a determination of the security's fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED

December 31, 2018 (unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund's investments at December 31, 2018, is disclosed at the end of the Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	3/01/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	3/01/2019

By (Signature and Title)*	/s/ John Southard
John Southard, Chief Financial Officer (principal financial officer)

Date	3/01/2019

* Print the name and title of each signing officer under his or her signature.